Note 13 - Stock Option and Incentive Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding and not vested beginning balance at January 1, 2012	289,795	$1.92
Granted	1,029,113	$0.31
Forfeited/cancelled	(131,216)	$1.68
Released/vested	(1,139,619)	$0.47
Outstanding and not vested beginning balance at January 1, 2013	48,073	$2.50
Granted	2,500,000	$0.03
Forfeited/cancelled	(21,798)	$2.46
Released/vested	(635,323)	$0.08
Outstanding and not vested at December 31, 2013	1,890,952	$0.05

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares Subject To Option 2013	Weighted-Average Exercise Price	Number of Shares Subject To Option 2012	Weighted-Average Exercise Price
Outstanding beginning balance	679,744	$2.82	1,077,744	$5.47
Granted during the year	6,400,000	0.03	46,875	0.26
Forfeited/cancelled/expired during the year	(461,511)	3.29	(444,875)	9.08
Exercised during the year	—	—	—	—
Outstanding at end of year	6,618,233	$0.11	679,744	$2.75
Exercisable at end of year	2,330,650	$0.28	477,538	$2.82
Outstanding and expected to vest	6,191,212	$0.11	669,049	$2.82

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Twelve Months Ended December 31,
	2013	2012
Weighted-average volatility	105.5%	105.5%
Expected dividends	0.0%	0.0%
Expected life (years)	2.0	2.9
Weighted-average risk-free interest rate	0.30%	0.25%

Schedule of Nonvested Share Activity [Table Text Block]
	Non-Vested Stock Options	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2012	202,206	$0.65
Granted	6,400,000	$0.02
Forfeited/cancelled	(119,499)	$2.65
Released/vested	(2,195,124)	$0.14
Outstanding at December 31, 2013	4,287,583	$0.02

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Vested Options
			Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Outstanding	Weighted- Average Exercise Price
$0.03	-	$0.11	6,412,500	4.9	$0.03	2,145,750	$0.03
$0.40	-	$0.75	41,495	3.0	$0.63	41,495	$0.63
$1.92	-	$3.48	124,238	2.0	$2.41	103,405	$2.46
$4.00	-	$7.40	40,000	0.6	$5.15	40,000	$5.15
$0.03	-	$7.40	6,618,233	4.8	$0.11	2,330,650	$0.24